Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts payable	$ 27,855	$ 24,647
Receipts in advance and deferred revenue	45,343	42,917
Accrued salary and benefits	48,880	39,084
Accrued liabilities to suppliers	27,465	26,325
Tax payables	18,211	19,468
Other short-term liabilities	5,903	8,686
Other long-term liabilities	$ 14,189	$ 14,904
Treasury shares, shares (in shares)	2,730	2,730
Class A ordinary shares [Member]
Ordinary shares, par value per share (in US dollars per share)	$ 0.01	$ 0.01
Ordinary shares, authorized (in shares)	200,000	200,000
Ordinary shares, issued (in shares)	36,251	35,186
Ordinary shares, outstanding (in shares)	36,251	35,186
Class B ordinary shares [Member]
Ordinary shares, par value per share (in US dollars per share)	$ 0.01	$ 0.01
Ordinary shares, authorized (in shares)	97,740	97,740
Ordinary shares, issued (in shares)	70,250	70,250
Ordinary shares, outstanding (in shares)	70,250	70,250
Consolidated VIEs [Member]
Accounts payable	$ 4,068	$ 3,904
Receipts in advance and deferred revenue	30,602	29,597
Accrued salary and benefits	105	462
Accrued liabilities to suppliers	944	2,073
Tax payables	206	413
Other short-term liabilities	1,318	3,163
Other long-term liabilities	$ 13,438	$ 14,114